Employee Benefits - Summary of ESOP shares (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Allocated shares	57,420	54,519
Shares committed for allocation	3,820	3,767
Unearned shares	21,171	24,991
Total ESOP shares	82,411	83,277
Fair value of unearned shares at December 31	$ 556,374	$ 574,793